Provisions, contingent liabilities, contingent assets and credit commitments - Compliance, regulation and remediation provisions (Details) $ in Millions	Sep. 30, 2020 AUD ($)
Ongoing advice service fees charged by salaried financial planners
Provisions
Provision for customer refunds	$ 112
Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude
Provisions
Customer remediation costs	$ 646